CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Par value per share	₪ 0.2	₪ 0.2
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares issued	13,535,843	8,718,193
Ordinary shares, outstanding	13,535,843	8,718,193